Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C1 | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
Class C1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class C1 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C1 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C1 | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class C1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class FI | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
Class FI | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class FI | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class FI | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class FI | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class FI | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class R | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class R | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class R | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class R | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
Class I | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class IS | U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	86.50%
Class IS | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Class IS | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class IS | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class IS | Non-U.S. Treasury Inflation Protected Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class IS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%